Earnings (Loss) Per Share Attributable to Common Stockholders - Summary Of Potentially Dilutive Outstanding Securities Were Excluded From The Computation Of Diluted Net Loss Per Share (Detail) - shares
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Redeemable Convertible Prime Preferred Stock and Exchanged Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	135,225
Bird Rides [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	70,732	183,065	80,881,000	162,790,000
Bird Rides [Member] | Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			0	135,225,000
Bird Rides [Member] | Redeemable convertible senior preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	19,834
Bird Rides [Member] | Founders Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	3,993	0	3,993,000
Bird Rides [Member] | Unvested common stock shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	3,290	0	4,032,000
Bird Rides [Member] | Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,007	15,448	12,421,000	16,925,000
Bird Rides [Member] | Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	25,740	0	24,166	0
Bird Rides [Member] | Early Exercises of Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			309,000	2,521,000
Bird Rides [Member] | Warrants to purchase redeemable convertible prime preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	94	0	94,000
Bird Rides [Member] | Warrants to purchase redeemable convertible senior preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	5,180
Bird Rides [Member] | Management Award Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	29,073	0	29,073	0
Bird Rides [Member] | Warrants to purchase Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	12,935	0	12,935,000	0
Bird Rides [Member] | Contingently Issuable Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,977	0	1,977	0